CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 1,689,352	$ 591,019	$ 1,499,287
Accounts receivable	1,112,184	1,116,082	1,222,874
Inventory	543,743	560,127	513,498
Prepaid expenses and other assets	487,700	107,443	316,199
Total current assets	3,832,979	2,374,671	3,551,858
Security deposits	10,175	0
Property and equipment, net	1,842,653	1,887,029	2,082,343
Right of use asset	595,471	795,869	1,106,575
Intellectual property, net	2,216,496	2,318,796	2,532,462
Total assets	8,497,774	7,376,365	9,273,238
Current liabilities
Accounts payable and accrued expenses (related party of $206,250 and $168,750)	2,253,088	1,611,956	1,676,757
Current portion of equipment notes payable	13,845	29,255	53,304
Current portion of operating lease liability	409,201	407,975	383,307
Note payable	24,501	34,661	0
Accrued interest	2,118	259,230	226,065
Customer credits	167,000	167,000	167,000
Accrued salaries	747,270	848,706	357,095
Total current liabilities	3,617,023	3,358,783	3,853,528
Equipment notes payable, less current portion	0	789	22,386
Operating leases liability	191,965	394,625	807,409
Note payables	274,879	299,300	0
Convertible notes payable, net of discount and issuance costs	20,000	4,055,122	2,951,137
Profit share liability - related party	2,555,133	2,305,308	2,328,845
Secured note payable - related party	271,686	271,686	271,686
Unsecured note payable, net of discount and issuance costs - related party	10,874,645	9,894,284	7,911,898
Total liabilities	17,805,331	20,579,897	18,146,889
COMMITMENTS AND CONTINGENCIES (Note 11)	0	0	0
Stockholders' deficit
Preferred stock, $0.001 par value: 2,000,000 shares authorized	0	0	0
Common stock; $0.001 par value; 150,000,000 shares authorized; 89,245,951 and 78,096,326 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	89,246	78,096	76,748
Additional paid-in capital	56,234,920	50,202,478	48,708,085
Accumulated deficit	(65,631,723)	(63,484,106)	(57,658,484)
Total stockholders' deficit	(9,307,557)	(13,203,532)	(8,873,651)
Total stockholders' deficit	(9,307,557)	(13,203,532)	(8,873,651)
Total liabilities and stockholders' deficit	$ 8,497,774	$ 7,376,365	$ 9,273,238